Income Taxes (Tables)	12 Months Ended
Jan. 02, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes current and deferred [Table Text Block]
Provision for income taxes for 2015, 2014 and 2013 consists of the following:

	Current	Deferred	Total
2015
Federal	$242,801	$(6,564)	$236,237
State	33,023	(1,797)	31,226
Foreign	12,885	(858)	12,027
	$288,709	$(9,219)	$279,490
2014
Federal	$204,743	$45,389	$250,132
State	19,359	4,830	24,189
Foreign	14,999	(1,751)	13,248
	$239,101	$48,468	$287,569
2013
Federal	$202,784	$(1,898)	$200,886
State	25,287	(339)	24,948
Foreign	8,806	—	8,806
	$236,877	$(2,237)	$234,640

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The provision for income taxes differed from the amount computed by applying the federal statutory income tax rate due to:

	January 2, 2016	January 3, 2015	December 28, 2013
Income before provision for income taxes at statutory U.S. federal income tax rate (35%)	$263,511	$273,488	$219,239
State income taxes, net of federal income tax benefit	20,297	15,723	16,216
Other, net	(4,318)	(1,642)	(815)
	$279,490	$287,569	$234,640

Net deferred income tax liabilities [Table Text Block]
Deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred income taxes reflect the net income tax effect of temporary differences between the basis of assets and liabilities for financial reporting purposes and for income tax reporting purposes. The Company retrospectively adopted ASU 2015-17 during the fourth quarter of 2015, which requires the presentation of all deferred taxes as long-term assets or liabilities. As of January 3, 2015, the Company reclassified $88,650 from current to long-term deferred income tax liabilities as a result of this adoption.

Net deferred income tax balances are comprised of the following:

	January 2, 2016	January 3, 2015
Deferred income tax assets	$171,571	$151,997
Valuation allowance	(2,861)	(5,084)
Deferred income tax liabilities	(602,635)	(593,264)
Net deferred income tax liabilities	$(433,925)	$(446,351)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Temporary differences which give rise to significant deferred income tax assets (liabilities) are as follows:

	January 2, 2016	January 3, 2015
Deferred income tax assets (liabilities):
Property and equipment	$(171,378)	$(181,511)
Inventory valuation differences	(190,756)	(156,703)
Accrued expenses not currently deductible for tax	67,725	48,684
Share-based compensation	20,902	13,721
Accrued medical and workers compensation	44,152	44,674
Net operating loss carryforwards	5,907	7,233
Straight-line rent	26,626	21,431
Intangible assets	(240,501)	(255,050)
Other, net	3,398	11,170
Total deferred income tax assets (liabilities)	$(433,925)	$(446,351)

Unrecognized tax benefits [Table Text Block]
The following table lists each category and summarizes the activity of the Company’s gross unrecognized tax benefits for the fiscal years ended January 2, 2016, January 3, 2015 and December 28, 2013:

	January 2, 2016	January 3, 2015	December 28, 2013
Unrecognized tax benefits, beginning of period	$14,033	$18,458	$16,708
Increases related to prior period tax positions	412	—	—
Decreases related to prior period tax positions	(2,120)	(4,841)	(1,313)
Increases related to current period tax positions	3,137	4,329	3,678
Settlements	(582)	(2,345)	—
Expiration of statute of limitations	(1,039)	(1,568)	(615)
Unrecognized tax benefits, end of period	$13,841	$14,033	$18,458